Restatement of Previously Issued Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Prior Period Adjustment [Abstract]
Restatement of Previously Issued Financial Statements

Note 2 Restatement of Previously Issued Financial Statements

Restatement of the Interim Condensed Consolidated Financial Statements of VSee Health, Inc. as of September 30, 2024

During the preparation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, the Company identified certain errors with the recognition and measurement of certain assets and liabilities in the condensed consolidated balance sheet of the Company as of September 30, 2024 and the proper recognition and measurement of certain transactions in the condensed consolidated statements of operations for the three and nine months ended September 30, 2024. The Company determined that the previously issued condensed consolidated interim financial statements of the Company on Form 10-Q for the period ended September 30, 2024 are materially misstated and should no longer be relied upon. The identified errors impacting the Company’s previously issued Form 10-Q for the period ended September 30, 2024 include:

●	The failure to identify and accrue for sales and use taxes in relation to its revenue-generating transactions to taxable customers, as described in the 2023 financial statement restatement matters above. As a result of correcting this error, the Company recorded an accrual of $940,130 in the condensed consolidated balance sheet as of September 30, 2024. Of this amount, $761,873 related to periods prior to the year ended December 31, 2024. The remaining $178,257 has been recorded during the 2024 fiscal year to date. For the three months ended September 30, 2024, the Company recorded a $59,419 adjustment to general and administrative expenses, and for the nine months ended September 30, 2024, the Company recorded a $178,257 adjustment to general and administrative expenses to reflect the effect of the restatement in condensed consolidated statements of operations for the periods then ended.

●	The incorrect cutoff of a revenue transaction with a customer as of December 31, 2023, as described in the 2023 financial statement restatement matters above. Correcting this error did not have an impact on the condensed consolidated balance sheet as of September 30, 2024. As the related contract was completed during March 2024, the Company recognized all deferred revenue from prior periods related to the arrangement in this period. This resulted in an increase of $125,000 in revenue (specific to the technical engineering fees line item) during the nine months ended September 30, 2024.

●	The incorrect recognition of accrued expenses of DHAC as of the Business Combination date (June 24, 2024). The Company identified a total of $654,316 in transaction expenses and professional services expenses which were recognized in the consolidated financial statements of the Company subsequent to the Business Combination date, but related to the period prior to the Business Combination, and therefore should have been accrued by DHAC as of that date. As a result, the net liabilities of DHAC assumed by the Company in the reverse merger transaction as of the Business Combination date were understated by $654,316. In correcting this error, the Company recorded an adjustment of $654,316 to increase the net liabilities of DHAC assumed as recorded in additional paid-in capital in the condensed consolidated balance sheet as of September 30, 2024. As of September 30, 2024, the Company had paid all of the identified amounts and no adjustment to accounts payable and accrued liabilities was necessary. Of the $654,316 in identified accrual items, $201,816 were paid during the quarter ended September 30, 2024. As such, the correction of this error resulted in recording an adjustment to decrease transaction expenses by $190,469 and $642,969 for the three and nine months ended September 30, 2024, respectively, and to decrease general and administrative expenses by $11,347 for the three months ended September 30, 2024.

●	The incorrect recognition of accrued expenses of iDoc as of the Business Combination date (June 24, 2024). The Company identified a total of $300,000 in transaction expenses which were recognized in the consolidated financial statements of the Company subsequent to the Business Combination date, but related to the period prior to the Business Combination, and therefore should have been accrued by iDoc and included in the opening balance sheet of iDoc as of that date. As a result, the net assets of iDoc that were acquired by the Company as of the Business Combination date were understated by $300,000 and the goodwill balance that was recorded in connection with this acquisition was understated by $300,000. During the quarter ended September 30, 2024, the Company determined that a portion of the pre-restatement goodwill balance was impaired and as such recorded an impairment charge to the goodwill balance. As such, correcting this error did not have an impact on the condensed consolidated balance sheet as of September 30, 2024. In correcting this error, the Company recorded an adjustment to increase goodwill impairment expense by $300,000 for the three and nine months ended September 30, 2024, and an adjustment to decrease transaction expenses by $300,000 for the nine months ended September 30, 2024.

●	The incorrect recognition of certain compensation-related obligations of iDoc as of the Business Combination date (June 24, 2024). The Company identified a total of $167,040 in cash compensation which was owed to employees of iDoc as of the Business Combination, and therefore should have been accrued by iDoc and included in the opening balance sheet of iDoc as of that date. As a result, the net assets of iDoc that were acquired by the Company as of the Business Combination date were overstated by $167,040 and the goodwill balance that was recorded in connection with this acquisition was understated by $167,040. In correcting this error, the Company recorded an adjustment of $167,040 to increase the accounts payable and accrued liabilities balance in the condensed consolidated balance sheet as of September 30, 2024. No compensation amounts that should have been accrued were paid during the quarter ended September 30, 2024. During the three and nine months ended September 30, 2024, the additional goodwill amount of $167,040 was included in the goodwill impairment charge recorded by the Company in those periods. In addition, the Company identified an obligation to issue 51,192 shares of common stock to employees of iDoc as of the Business Combination, which the Company agreed to replace, but was not obligated to do so. As such, the Company recognized $619,935 in stock-based compensation expense related to the replacement awards as of June 24, 2024. Further, the Company determined the common stock issuance obligation should be classified as a liability and remeasured based on its fair value at each reporting date. At September 30, 2024, the common stock issuance obligation was remeasured to $76,276, resulting in an adjustment to decrease the stock-based compensation expense by $371,654 and $543,659 for the three and nine months ended September 30, 2024.
●	The incorrect recognition of a commitment fee incurred in relation to the ELOC as a deferred expense and an accrued liability as of June 30, 2024. The commitment fee was payable in the form of a convertible note which was issued during July 2024, however, the Company determined that the fee was not earned by the counterparty or payable by the Company until July 2024 and as such should not have been recognized as of June 30, 2024. Additionally, the Company determined that the commitment fee should have been expensed when incurred, as the related ELOC financial instrument is classified as a liability in the Company’s consolidated balance sheets. In correcting this error, the Company recorded an adjustment of $500,000 to decrease prepaids and other current assets in the condensed consolidated balance sheets as of June 30, 2024. Further, the Company recorded an adjustment to increase loss on issuance of financial statements included in other income (expense) in the condensed consolidated statements of operations by $595,000 for the three and nine months ended September 30, 2024. Additionally, the $595,000 loss on issuance of financial statements amount includes the reclassification of $95,000 in loss on extinguishment that had originally been recorded by the Company during the three and nine months ended September 30, 2024, which previously related to the extinguishment of the ELOC Note balance at June 30, 2024, which was reversed upon restatement as described above.

●	The incorrect classification of the acquisition of the remaining non-controlling interest of TAD within equity as of the Business Combination date. On June 24, 2024, the Company acquired the remaining interests in TAD. In derecognizing the non-controlling interest upon the acquisition, the Company incorrectly recorded the derecognition to accumulated deficit and not additional paid-in capital. In correcting this error, the Company recorded an adjustment to decrease additional paid-in capital and to decrease the accumulated deficit by $325,279 in the condensed consolidated balance sheet as of September 30, 2024. The correction of this error did not have an impact on the assets and liabilities of the Company as of September 30, 2024, or on the condensed consolidated statements of operations for the three and nine months ended September 30, 2024.

●	The incorrect recognition of accrued interest related to certain convertible note obligations that were recorded at fair value in the Company’s financial statements. The Company identified that it was accruing interest on these obligations (included in accounts payable and accrued liabilities) and also including accrued interest in the fair value estimate of the respective convertible note obligations (as part of the remeasurement of each instrument at fair value at each reporting date). In correcting this error, the Company recorded an adjustment to decrease accrued interest and to decrease the accumulated deficit by $124,557 in the condensed consolidated balance sheet as of September 30, 2024. Further, the correction of this error resulted in recording an adjustment to decrease interest expense by $116,697 and $124,557 for the three and nine months ended September 30, 2024, respectively.

●	The incorrect recognition of grant date fair value for certain options issued as of June 24, 2024. The Company determined that it utilized an incorrect expected term assumption in the valuation of the stock options granted on this date, which upon correction also resulted in an adjustment to other inputs (risk-free rate, volatility) that were related to the expected term assumption. The changes to these fair value measurement inputs results in a change in the grant date fair value of stock options that were fully vested at issuance from $5,034,046 to $5,728,784, and a change to the grant date fair value of stock options subject to future vesting from $1,394,222 to $1,601,190. In correcting this error, the Company recorded an adjustment to increase additional paid-in capital and increase the accumulated deficit by $46,074 in the condensed consolidated balance sheet as of September 30, 2024. Further, the correction of this error resulted in recording an adjustment to increase compensation and related benefits by $51,742 for the three months ended September 30, 2024 and increase compensation and related benefits by $46,074 for the nine months ended September 30, 2024, respectively.

●	The incorrect recognition and measurement of accounts receivable balances acquired from iDoc as of the Business Combination date. The Company identified an additional $1,590,596 adjustment that should have been reflected as a reduction in the acquired accounts receivable balance as of the Business Combination date, reflecting amounts that were not expected to be collected as of the acquisition date and September 30, 2024. In correcting this error, the Company also recorded an adjustment to increase goodwill impairment expense by $1,590,596 for the three and nine months ended September 30, 2024, in order to impair the additional goodwill recognized due to the restatement adjustment.

●	The incorrect recognition of certain income tax-related balances as of the Business Combination date. The Company identified an aggregate $26,183 increase in federal and state income taxes payable (included in accounts payable and accrued liabilities) and a decrease in deferred tax liability of $392,609 for iDoc as of the Business Combination. The correction of these amounts resulted in a $366,426 decrease in the goodwill balance recognized as of the Business Combination date. Additionally, the Company identified a $78,827 decrease in state income taxes payable of DHAC as of the Business Combination date. As a result, the net liabilities of DHAC assumed by the Company in the reverse merger transaction were overstated by $78,827. In correcting this error, the Company recorded an adjustment of $78,827 to decrease the net liabilities of DHAC assumed as recorded in additional paid-in capital. In correcting this error, the Company also recorded an adjustment to decrease goodwill impairment expense by $366,426 for the three and nine months ended September 30, 2024, in order to agree the goodwill balance as of September 30, 2024 to the goodwill amount determined by the Company’s goodwill impairment analysis performed as of September 30, 2024.

●	The incorrect recognition and measurement of income tax-related balances as of and for the period ended September 30, 2024, as a result of the aggregate income tax effect of the restatement adjustments described above. In order to properly recognize the income tax effect, the Company recorded a $639,732 decrease in prepaid income taxes, a $414,542 increase in income taxes payable and a $67,378 increase in deferred tax liability as of September 30, 2024. Additionally, the Company recorded a $558,832 and $1,121,652 decrease in the benefit from income tax for the three and nine months ended September 30, 2024, respectively.

The following tables summarize the effect of the above restatement items on each financial statement line item in the VSee Health condensed consolidated financial statements for the quarter ended September 30, 2024. While not presented below, the Company’s condensed consolidated statement of changes in stockholders’ equity (deficit) has also been restated to reflect the cumulative adjustments to the condensed consolidated balance sheet and condensed consolidated statement of operations as described above:

Consolidated Balance Sheet as of September 30, 2024	As Reported	Adjustment	As Restated
Accounts receivable	$2,613,327	$(1,590,596)	$1,022,731
Prepaids and other current assets	1,606,469	(1,139,732)	466,737
Total current assets	7,107,513	(2,730,328)	4,377,185
Total assets	25,029,730	(2,730,328)	22,299,402
Accounts payable and accrued liabilities	8,270,393	1,005,938	9,276,331
Common stock issuance obligation	-	76,276	76,276
Income taxes payable	63,855	(54,036)	9,819
Total current liabilities	19,206,202	1,028,178	20,234,380
Deferred tax liability	-	67,378	67,378
Total liabilities	20,270,718	1,095,556	21,366,274
Additional paid-in capital	66,282,056	(854,694)	65,427,362
Accumulated deficit	(61,524,581)	(2,971,190)	(64,495,771)
Total stockholders’ equity (deficit)	4,759,012	(3,825,884)	933,128
Total liabilities and stockholders’ equity (deficit)	$25,029,730	$(2,730,328)	$22,299,402

Consolidated Statement of Operations for the three months ended September 30, 2024	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$806,456	$-	$806,456
Total Revenue	3,354,437	-	3,354,437
Cost of revenues	941,388	(371,654)	569,734
Gross margin	2,413,049	371,654	2,784,703
Compensation and related benefits	1,678,627	51,742	1,730,369
General and administrative expenses	2,170,217	48,072	2,218,289
Goodwill impairment charges	54,984,000	1,691,210	56,675,210
Transaction expenses	646,303	(190,469)	455,834
Total operating expenses	59,479,147	1,600,555	61,079,702
Net operating loss	(57,066,098)	(1,228,901)	(58,294,999)
Interest expense	(232,082)	116,697	(115,385)
Loss on extinguishment	(740,979)	95,000	(645,979)
Loss on issuance of financial instruments	-	(595,000)	(595,000)
Total other income (expense)	4,764,543	(383,303)	4,381,240
Loss before income taxes	(52,301,555)	(1,612,204)	(53,913,759)
Benefit (provision) from income tax	550,030	(558,832)	(8,802)
Net loss	(51,751,525)	(2,171,036)	(53,922,561)
Net loss attributable to stockholders	(51,751,525)	(2,171,036)	(53,922,561)
Basic and diluted net loss per share	$(3.43)	$(0.15)	$(3.58)

Consolidated Statement of Operations for the nine months ended September 30, 2024	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$1,159,345	$125,000	$1,284,345
Total Revenue	6,561,998	125,000	6,686,998
Cost of revenues	1,814,281	76,276	1,890,557
Gross margin	4,747,717	48,724	4,796,441
Compensation and related benefits	3,490,615	46,074	3,536,689
General and administrative expenses	2,830,615	166,910	2,997,525
Goodwill impairment charges	54,984,000	1,691,210	56,675,210
Transaction expenses	1,653,448	(942,969)	710,479
Total operating expenses	62,958,678	961,225	63,919,903
Net operating loss	(58,210,961)	(912,501)	(59,123,462)
Interest expense	(591,087)	124,557	(466,530)
Loss on extinguishment	(740,979)	95,000	(645,979)
Loss on issuance of financial instruments	(1,618,234)	(595,000)	(2,213,234)
Total other income (expense)	3,335,406	(375,443)	2,959,963
Loss before income taxes	(54,875,555)	(1,287,944)	(56,163,499)
Benefit from income tax	2,791,238	(1,121,652)	1,669,586
Net loss	(52,084,317)	(2,409,596)	(54,493,913)
Net loss attributable to stockholders	(52,084,317)	(2,409,596)	(54,493,913)
Basic and diluted net loss per share	$(6.24)	$(0.29)	$(6.53)
Consolidated Statement of Cash Flows for the nine months ended September 30, 2024	As Reported	Adjustment	As Restated
Net loss	$(52,084,317)	$(2,409,596)	$(54,493,913)
Goodwill impairment charges	54,984,000	1,691,210	56,675,210
Loss on extinguishment	740,979	(95,000)	645,979
Loss on issuance of financial instruments	1,618,234	595,000	2,213,234
Stock-based compensation	381,084	122,350	503,434
Deferred tax asset and liabilities	(2,336,506)	657,102	(1,679,404)
Accounts receivable	(203,904)	(25,000)	(228,904)
Prepaids and other current assets	(861,888)	639,732	(222,156)
Accounts payable and accrued expenses	(161,975)	(1,021,762)	(1,183,737)
Deferred revenue	(119,413)	(100,000)	(219,413)
Income tax payable	$63,855	$(54,036)	$9,819

Note 2 Restatement of Previously Issued Financial Statements

Restatement of VSee Lab, Inc. Condensed Consolidated Financial Statements as of March 31, 2023

During the preparation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, the Company identified certain errors with the recognition and measurement of accrued expenses in the condensed consolidated balance sheet of VSee Lab as of March 31, 2023 and the proper cutoff of revenue transactions in the condensed consolidated statement of operations for the three months ended March 31, 2023. The Company determined that the previously issued condensed consolidated financial statements of VSee Lab (on a standalone basis, prior to the closing of the Business Combination) are materially misstated and should no longer be relied upon. The identified errors impacting the previously issued VSee Lab standalone condensed consolidated financial statements include:

●	The failure to identify and accrue for sales and use taxes in relation to its revenue-generating transactions to taxable customers. As a result of correcting this error, the Company recorded an accrual of $581,993 in the condensed consolidated balance sheet as of March 31, 2023. Of this amount, $522,033 related to periods prior to the year ended December 31, 2023 and is reflected as an adjustment to opening retained earnings in the condensed consolidated financial statements for VSee Lab as of March 31, 2023. The remaining $59,960 of this amount was reflected as an adjustment to operating expense in the condensed consolidated statement of operations for the three months ended March 31, 2023.

●	The incorrect cutoff of a revenue transaction with a customer as of March 31, 2023. As a result of correcting this error, the Company recorded an increase in deferred revenue of $62,500 in the condensed consolidated balance sheet as of March 31, 2023. In relation to this transaction, $50,000 of the revenue adjustment related to periods prior to the year ended December 31, 2023 and is reflected as an adjustment to opening retained earnings in the condensed consolidated financial statements for VSee Lab as of March 31, 2023. The remaining $18,750 of revenue recognized related to this transaction was initially recognized during the three months ended March 31, 2023 and as such has been reflected as a reduction in revenue in the restated condensed consolidated statement of operations for the three months ended March 31, 2023.

As a result of recording the effect of the restatement adjustments described above, the Company’s opening accumulated deficit balance as of January 1, 2023 and reflected in the condensed consolidated financial statements as of March 31, 2023 was increased from $5,666,895 to $6,238,928.

The following tables summarize the effect of the restatement on each financial statement line item in the VSee Lab condensed consolidated financial statements for the three months ended March 31, 2023. While not presented below, the Company’s condensed consolidated statement of changes in stockholders’ equity (deficit) has also been restated to reflect the cumulative adjustments to the condensed consolidated balance sheet and condensed consolidated statement of operations as described above:

Consolidated Balance Sheet of VSee Lab, Inc. as of March 31, 2023	As Reported	Adjustment	As Restated
Accounts payable and accrued liabilities	$1,129,638	$581,993	$1,711,631
Deferred revenue	827,143	62,500	889,643
Total current liabilities	3,278,609	644,493	3,923,102
Total liabilities	3,278,609	644,493	3,923,102
Accumulated deficit	(6,118,147)	(644,493)	(6,762,640)
Total stockholders’ deficit	$(458,052)	$(644,493)	$(1,102,545)

Consolidated Statement of Operations of VSee Lab, Inc. for the three months ended March 31, 2023	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$175,687	$(18,750)	$156,937
Total revenue	1,596,268	(18,750)	1,577,518
Gross margin	1,020,946	(18,750)	1,002,196
General and administrative expenses	281,253	59,960	341,213
Total operating expenses	1,658,091	59,960	1,718,051
Net operating loss	(637,145)	(78,710)	(715,855)
Loss before income taxes	(638,862)	(78,710)	(717,572)
Net loss	(456,019)	(78,710)	(534,729)
Net loss attributable to shareholders	(451,252)	(78,710)	(529,962)
Basic and diluted net loss per share	$(0.05)	$-	$(0.05)

Consolidated Statement of Cash Flows for VSee Lab, Inc. for the three months ended March 31, 2023	As Reported	Adjustment	As Restated
Net loss	$(456,019)	$(78,710)	$(534,729)
Accounts payable and accrued expenses	(4,896)	59,960	55,064
Deferred revenue	$569,003	$18,750	$587,753

Restatement of VSee Lab, Inc. Condensed Consolidated Financial Statements as of June 30, 2023

During the preparation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, the Company identified certain errors with the recognition and measurement of accrued expenses in the condensed consolidated balance sheet of VSee Lab as of June 30, 2023 and the proper cutoff of revenue transactions in the condensed consolidated statement of operations for the three and six months ended June 30, 2023. The Company determined that the previously issued condensed consolidated financial statements of VSee Lab (on a standalone basis, prior to the closing of the Business Combination) are materially misstated and should no longer be relied upon. The identified errors impacting the previously issued VSee Lab standalone condensed consolidated financial statements include:

●	The failure to identify and accrue for sales and use taxes in relation to its revenue-generating transactions to taxable customers. As a result of correcting this error, the Company recorded an accrual of $641,953 in the condensed consolidated balance sheet as of June 30, 2023. Of this amount, $522,033 related to periods prior to the year ended December 31, 2023 and is reflected as an adjustment to opening retained earnings in the condensed consolidated financial statements for VSee Lab as of June 30, 2023. The remaining amount was reflected as an adjustment to operating expense of $59,960 and $119,920 in the condensed consolidated statement of operations for the three and six months ended June 30, 2023, respectively.

●	The incorrect cutoff of a revenue transaction with a customer as of June 30, 2023. As a result of correcting this error, the Company recorded an increase in deferred revenue of $87,500 in the condensed consolidated balance sheet as of June 30, 2023. In relation to this transaction, $50,000 of the revenue adjustment related to periods prior to the year ended December 31, 2023 and is reflected as an adjustment to opening retained earnings in the condensed consolidated financial statements for VSee Lab as of June 30, 2023. Additionally, $18,750 and $37,500 of revenue recognized related to this transaction was initially recognized during the three and six months ended June 30, 2023, respectively, and as such has been reflected as a reduction in revenue in the restated condensed consolidated statement of operations for the three and six months ended June 30, 2023.

The following tables summarize the effect of the restatement on each financial statement line item in the VSee Lab condensed consolidated financial statements for the three and six months ended June 30, 2023. While not presented below, the Company’s condensed consolidated statement of changes in stockholders’ equity (deficit) has also been restated to reflect the cumulative adjustments to the condensed consolidated balance sheet and condensed consolidated statement of operations as described above:

Consolidated Statement of Operations of VSee Lab, Inc. for the three months ended June 30, 2023	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$48,650	$(18,750)	$29,900
Total revenue	1,290,223	(18,750)	1,271,473
Gross margin	815,936	(18,750)	797,186
General and administrative expenses	326,386	59,960	386,346
Total operating expenses	1,427,063	59,960	1,487,023
Net operating loss	(611,127)	(78,710)	(689,837)
Loss before income taxes	(602,976)	(78,710)	(681,686)
Net loss	(428,581)	(78,710)	(507,291)
Net loss attributable to shareholders	(424,610)	(78,710)	(503,320)
Basic and diluted net loss per share	$(0.09)	$(0.02)	$(0.11)

Consolidated Statement of Operations of VSee Lab, Inc. for the six months ended June 30, 2023	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$224,337	$(37,500)	$186,837
Total revenue	2,886,491	(37,500)	2,848,991
Gross margin	1,836,882	(37,500)	1,799,382
General and administrative expenses	607,639	119,920	727,559
Total operating expenses	3,085,154	119,920	3,205,074
Net operating loss	(1,248,272)	(157,420)	(1,405,692)
Loss before income taxes	(1,241,838)	(157,420)	(1,399,258)
Net loss	(884,600)	(157,420)	(1,042,020)
Net loss attributable to shareholders	(875,862)	(157,420)	(1,033,282)
Basic and diluted net loss per share	$(0.19)	$(0.03)	$(0.22)

Consolidated Statement of Cash Flows for VSee Lab, Inc. for the six months ended June 30, 2023	As Reported	Adjustment	As Restated
Net loss	$(884,600)	$(157,420)	$(1,042,020)
Accounts payable and accrued expenses	931,711	119,920	1,051,631
Deferred revenue	$(223,631)	$37,500	$(186,131)

Restatement of VSee Lab, Inc. Condensed Consolidated Financial Statements as of September 30, 2023

During the preparation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, the Company identified certain errors with the recognition and measurement of accrued expenses in the condensed consolidated balance sheet of VSee Lab as of September 30, 2023 and the proper cutoff of revenue transactions in the condensed consolidated statement of operations for the three and nine months ended September 30, 2023. The Company determined that the previously issued condensed consolidated financial statements of VSee Lab (on a standalone basis, prior to the closing of the Business Combination) are materially misstated and should no longer be relied upon. The identified errors impacting the previously issued VSee Lab standalone condensed consolidated financial statements include:

●	The failure to identify and accrue for sales and use taxes in relation to its revenue-generating transactions to taxable customers. As a result of correcting this error, the Company recorded an accrual of $701,913 in the condensed consolidated balance sheet as of September 30, 2023. Of this amount, $522,033 related to periods prior to the year ended December 31, 2023 and is reflected as an adjustment to opening retained earnings in the condensed consolidated financial statements for VSee Lab as of September 30, 2023. The remaining amount was reflected as an adjustment to operating expense of $59,960 and $179,880 in the condensed consolidated statement of operations for the three and nine months ended September 30, 2023, respectively.
●	The incorrect cutoff of a revenue transaction with a customer as of September 30, 2023. As a result of correcting this error, the Company recorded an increase in deferred revenue of $106,250 in the condensed consolidated balance sheet as of September 30, 2023. In relation to this transaction, $50,000 of the revenue adjustment related to periods prior to the year ended December 31, 2023 and is reflected as an adjustment to opening retained earnings in the condensed consolidated financial statements for VSee Lab as of September 30, 2023. Additionally, $18,750 and $56,250 of revenue recognized related to this transaction was initially recognized during the three and nine months ended September 30, 2023, respectively, and as such has been reflected as a reduction in revenue in the restated condensed consolidated statement of operations for the three and nine months ended September 30, 2023.

The following tables summarize the effect of the restatement on each financial statement line item in the VSee Lab condensed consolidated financial statements for the three and nine months ended September 30, 2023. While not presented below, the Company’s condensed consolidated statement of changes in stockholders’ equity (deficit) has also been restated to reflect the cumulative adjustments to the condensed consolidated balance sheet and condensed consolidated statement of operations as described above:

Consolidated Balance Sheet of VSee Lab, Inc. as of September 30, 2023	As Reported	Adjustment	As Restated
Accounts payable and accrued liabilities	$1,709,887	$701,913	$2,411,800
Deferred revenue	970,122	87,500	$1,057,622
Total current liabilities	4,253,557	789,413	$5,042,970
Total liabilities	4,253,557	789,413	$5,042,970
Accumulated deficit	(6,653,885)	(789,413)	$(7,443,298)
Total stockholders’ deficit	$(985,296)	(789,413)	$(1,774,709)

Consolidated Statement of Operations of VSee Lab, Inc. for the three months ended September 30, 2023	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$219,978	$(18,750)	$201,228
Total revenue	1,451,471	(18,750)	1,432,721
Gross margin	973,072	(18,750)	954,322
General and administrative expenses	224,874	59,960	284,834
Total operating expenses	1,247,428	59,960	1,307,388
Net operating loss	(274,356)	(78,710)	(353,066)
Loss before income taxes	(332,297)	(78,710)	(411,007)
Net loss	(98,581)	(78,710)	(177,291)
Net loss attributable to shareholders	(111,046)	(78,710)	(189,756)
Basic and diluted net loss per share	$(0.01)	$(0.01)	$(0.02)

Consolidated Statement of Operations of VSee Lab, Inc. for the nine months ended September 30, 2023	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$444,315	$(56,250)	$388,065
Total revenue	4,337,962	(56,250)	4,281,712
Gross margin	2,809,954	(56,250)	2,753,704
General and administrative expenses	832,513	179,880	1,012,393
Total operating expenses	4,332,582	179,880	4,512,462
Net operating loss	(1,522,628)	(236,130)	(1,758,758)
Loss before income taxes	(1,574,135)	(236,130)	(1,810,265)
Net loss	(983,181)	(236,130)	(1,219,311)
Net loss attributable to shareholders	(986,908)	(236,130)	(1,223,038)
Basic and diluted net loss per share	$(0.10)	$(0.02)	$(0.12)

Consolidated Statement of Cash Flows for VSee Lab, Inc. for the nine months ended September 30, 2023	As Reported	Adjustment	As Restated
Net loss	$(983,181)	$(236,130)	$(1,219,311)
Accounts payable and accrued expenses	988,798	179,880	1,168,678
Deferred revenue	$13,561	$56,250	$69,811

Restatement of VSee Lab, Inc. Consolidated Financial Statements for the year ended December 31, 2023

During the preparation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, the Company identified certain errors with the recognition and measurement of accrued expenses in the consolidated balance sheet of VSee Lab as of December 31, 2023 and the proper cutoff of revenue transactions in the consolidated statement of operations for the year ended December 31, 2023. The Company determined that the previously issued consolidated financial statements of VSee Lab (on a standalone basis, prior to the closing of the Business Combination) are materially misstated and should no longer be relied upon. The identified errors impacting the previously issued VSee Lab standalone consolidated financial statements include:

●	The failure to identify and accrue for sales and use taxes in relation to its revenue-generating transactions to taxable customers. As a result of correcting this error, the Company recorded an accrual of $761,873 in the consolidated balance sheet as of December 31, 2023. Of this amount, $522,033 related to periods prior to the year ended December 31, 2023 and is reflected as an adjustment to opening retained earnings in the consolidated financial statements for VSee Lab for the year ended December 31, 2023. The remaining $239,840 of this amount was reflected as an adjustment to operating expense in the consolidated statement of operations for the year ended December 31, 2023.

●	The incorrect cutoff of a revenue transaction with a customer as of December 31, 2023. As a result of correcting this error, the Company recorded a decrease in accounts receivable of $25,000 and an increase in deferred revenue of $100,000 in the consolidated balance sheet as of December 31, 2023. In relation to this transaction, $50,000 of the revenue adjustment related to periods prior to the year ended December 31, 2023 and is reflected as an adjustment to opening retained earnings in the consolidated financial statements for VSee Lab for the year ended December 31, 2023. The remaining $75,000 of revenue recognized related to this transaction was initially recognized during the year ended December 31, 2023 and as such has been reflected as a reduction in revenue in the restated consolidated statement of operations for the year ended December 31, 2023.

Additionally, the Company has included the carryforward effect of these VSee Lab consolidated financial statement restatement adjustments on the Company’s previously issued interim condensed consolidated financial statements for the quarters ended June 30, 2024 and September 30, 2024. See further details below.

The following tables summarize the effect of the restatement on each financial statement line item in the VSee Lab consolidated financial statements for the year ended December 31, 2023. While not presented below, the Company’s consolidated statement of changes in stockholders’ equity (deficit) has also been restated to reflect the cumulative adjustments to the consolidated balance sheet and consolidated statement of operations as described above:

Consolidated Balance Sheet of VSee Lab, Inc. as of December 31, 2023	As Reported	Adjustment	As Restated
Accounts receivable, net	$628,480	$(25,000)	$603,480
Total current assets	827,134	(25,000)	802,134
Total assets	830,791	(25,000)	805,791
Accounts payable and accrued liabilities	1,824,408	761,873	2,586,281
Deferred revenue	802,524	100,000	902,524
Total current liabilities and total liabilities	4,243,438	861,873	5,105,311
Accumulated deficit	(9,114,985)	(886,873)	(10,001,858)
Total stockholders’ deficit	(3,412,647)	(886,873)	(4,299,520)
Total liabilities and stockholders’ equity (deficit)	$830,791	$(25,000)	$805,791

Consolidated Statement of Operations of VSee Lab, Inc. for the year ended December 31, 2023	As Reported	Adjustment	As Restated
Revenues	$5,840,889	$(75,000)	$5,765,889
Gross margin	3,907,694	(75,000)	3,832,694
General and administrative expenses	962,616	239,840	1,202,456
Total operating expenses	5,466,443	239,840	5,706,283
Net operating loss	(1,558,749)	(314,840)	(1,873,589)
Loss before income taxes	(1,572,124)	(314,840)	(1,886,964)
Income tax (expense) benefit	(1,838,490)	-	(1,838,490)
Net loss	(3,410,614)	(314,840)	(3,725,454)
Net loss attributable to VSee Lab, Inc.	(3,448,090)	(314,840)	(3,762,930)
Basic and diluted net loss per share	$(0.34)	$(0.04)	$(0.38)
Consolidated Statement of Cash Flows for VSee Lab, Inc. for the year ended December 31, 2023	As Reported	Adjustment	As Restated
Net loss	$(3,410,614)	$(314,840)	$(3,725,454)
Accounts receivable	(271,484)	25,000	(246,484)
Accounts payable and accrued expenses	1,169,983	239,840	1,409,823
Deferred revenue	$(154,037)	$50,000	$(104,037)

Restatement of VSee Lab, Inc. Condensed Consolidated Financial Statements as of March 31, 2024

During the preparation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, the Company identified certain errors with the recognition and measurement of accrued expenses in the condensed consolidated balance sheet of VSee Lab as of March 31, 2024 and the proper cutoff of revenue transactions in the condensed consolidated statement of operations for the three months ended March 31, 2024. The Company determined that the previously issued condensed consolidated financial statements of VSee Lab (on a standalone basis, prior to the closing of the Business Combination) are materially misstated and should no longer be relied upon. The identified errors impacting the previously issued VSee Lab standalone condensed consolidated financial statements include:

●	The failure to identify and accrue for sales and use taxes in relation to its revenue-generating transactions to taxable customers. As a result of correcting this error, the Company recorded an accrual of $821,291 in the condensed consolidated balance sheet as of March 31, 2024. Of this amount, $761,873 related to periods prior to the year ended December 31, 2023 and is reflected as an adjustment to opening retained earnings in the condensed consolidated financial statements for VSee Lab as of March 31, 2024. The remaining $59,419 of this amount was reflected as an adjustment to operating expense in the condensed consolidated statement of operations for the three months ended March 31, 2024.

●	The incorrect cutoff of a revenue transaction with a customer as of December 31, 2023. Correcting this error did not have an impact on the condensed consolidated balance sheet as of March 31, 2024. As the related contract was completed during March 2024, the Company recognized all deferred revenue from prior periods related to the arrangement in this period. This resulted in an increase of $125,000 in revenue (specific to the technical engineering fees line item) during the three months ended March 31, 2024.

The following tables summarize the effect of the restatement on each financial statement line item in the VSee Lab condensed consolidated financial statements for the three months ended March 31, 2024. While not presented below, the Company’s condensed consolidated statement of changes in stockholders’ equity (deficit) has also been restated to reflect the cumulative adjustments to the condensed consolidated balance sheet and condensed consolidated statement of operations as described above:

Consolidated Balance Sheet of VSee Lab, Inc. as of March 31, 2024	As Reported	Adjustment	As Restated
Accounts payable and accrued liabilities	$1,819,512	$821,291	$2,640,803
Total liabilities	4,814,257	821,291	5,635,548
Accumulated deficit	(9,117,796)	(821,291)	(9,939,087)
Total stockholders’ deficit	$(3,383,478)	$(821,291)	$(4,204,769)

Consolidated Statement of Operations of VSee Lab, Inc. for the three months ended March 31, 2024	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$162,950	$125,000	$287,950
Total revenue	1,495,995	125,000	1,620,995
Gross margin	1,109,742	125,000	1,234,742
General and administrative expenses	151,348	59,419	210,767
Total operating expenses	1,071,263	59,419	1,130,682
Net operating profit	38,479	65,581	104,060
Income before income taxes	29,169	65,581	94,750
Net income	29,169	65,581	94,750
Net income (loss) attributable to shareholders	(2,811)	65,581	62,770
Basic and diluted net income (loss) per share	$-	$0.01	$0.01
Consolidated Statement of Cash Flows for VSee Lab, Inc. for the three months ended March 31, 2024	As Reported	Adjustment	As Restated
Net income	$29,169	$65,581	$94,750
Accounts receivable	(8,116)	(25,000)	(33,116)
Accounts payable and accrued expenses	(4,896)	59,419	54,523
Deferred revenue	$569,003	$(100,000)	$469,003

Restatement of the Interim Condensed Consolidated Financial Statements of VSee Health, Inc. as of June 30, 2024

During the preparation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, the Company identified certain errors with the recognition and measurement of certain assets and liabilities in the condensed consolidated balance sheet of the Company as of June 30, 2024 and the proper recognition and measurement of certain transactions in the condensed consolidated statements of operations for the three and six months ended June 30, 2024. The Company determined that the previously issued condensed consolidated interim financial statements of the Company on Form 10-Q for the period ended June 30, 2024 are materially misstated and should no longer be relied upon. The identified errors impacting the Company’s previously issued Form 10-Q for the period ended June 30, 2024 include:

●	The failure to identify and accrue for sales and use taxes in relation to its revenue-generating transactions to taxable customers, as described in the 2023 financial statement restatement matters above. As a result of correcting this error, the Company recorded an accrual of $880,711 in the condensed consolidated balance sheet as of June 30, 2024. Of this amount, $761,873 related to periods prior to the year ended December 31, 2024. The remaining $118,838 has been recorded during the 2024 fiscal year to date. For the three months ended June 30, 2024, the Company recorded a $59,419 adjustment to general and administrative expenses, and for the six months ended June 30, 2024, the Company recorded a $118,838 adjustment to general and administrative expenses to reflect the effect of the restatement in condensed consolidated statements of operations for the periods then ended.

●	The incorrect cutoff of a revenue transaction with a customer as of December 31, 2023, as described in the 2023 financial statement restatement matters above. Correcting this error did not have an impact on the condensed consolidated balance sheet as of June 30, 2024. As the related contract was completed during March 2024, the Company recognized all deferred revenue from prior periods related to the arrangement in this period. This resulted in an increase of $125,000 in revenue (specific to the technical engineering fees line item) during the six months ended June 30, 2024.

●	The incorrect recognition of accrued expenses of DHAC as of the Business Combination date (June 24, 2024). The Company identified a total of $654,316 in transaction expenses and professional services expenses which were recognized in the consolidated financial statements of the Company subsequent to the Business Combination date, but related to the period prior to the Business Combination, and therefore should have been accrued by DHAC as of that date. As a result, the net liabilities of DHAC assumed by the Company in the reverse merger transaction as of the Business Combination date were understated by $654,316. In correcting this error, the Company recorded an adjustment of $654,316 to increase the net liabilities of DHAC assumed as recorded in additional paid-in capital. Of the $654,316 in identified accrual items, $452,500 were paid during the quarter ended June 30, 2024, while the remaining $201,816 was recorded as an increase in accounts payable and accrued liabilities in the condensed consolidated balance sheet as of June 30, 2024. Further, the correction of this error resulted in recording an adjustment to decrease transaction expenses by $452,500 for the three and six months ended June 30, 2024.

●	The incorrect recognition of accrued expenses of iDoc as of the Business Combination date (June 24, 2024). The Company identified a total of $300,000 in transaction expenses which were recognized in the consolidated financial statements of the Company subsequent to the Business Combination date, but related to the period prior to the Business Combination, and therefore should have been accrued by iDoc and included in the opening balance sheet of iDoc as of that date. As a result, the net assets of iDoc that were acquired by the Company as of the Business Combination date were overstated by $300,000 and the goodwill balance that was recorded in connection with this acquisition was understated by $300,000. In correcting this error, the Company recorded an adjustment of $300,000 to increase the goodwill balance in the condensed consolidated balance sheet as of June 30, 2024. As the $300,000 item was paid by the Company during the quarter ended June 30, 2024, there was no adjustment to accounts payable and accrued liabilities required. Further, the correction of this error resulted in recording an adjustment to decrease transaction expenses by $300,000 for the three and six months ended June 30, 2024.
●	The incorrect recognition of certain compensation-related obligations of iDoc as of the Business Combination date (June 24, 2024). The Company identified a total of $167,040 in cash compensation which was owed to employees of iDoc as of the Business Combination, and therefore should have been accrued by iDoc and included in the opening balance sheet of iDoc as of that date. As a result, the net assets of iDoc that were acquired by the Company as of the Business Combination date were overstated by $167,040 and the goodwill balance that was recorded in connection with this acquisition was understated by $167,040. In correcting this error, the Company recorded an adjustment of $167,040 to increase the goodwill balance and the accounts payable and accrued liabilities balance in the condensed consolidated balance sheet as of June 30, 2024. No compensation amounts that should have been accrued were paid during the quarter ended June 30, 2024. In addition, the Company identified an obligation to issue 51,192 shares of common stock to employees of iDoc as of the Business Combination, which the Company agreed to replace, but was not obligated to do so. As such, the Company recognized $619,935 in stock-based compensation expense related to the replacement awards as of June 24, 2024. Further, the Company determined the common stock issuance obligation should be classified as a liability and remeasured based on its fair value at each reporting date. At June 30, 2024, the common stock issuance obligation was remeasured to $447,930, resulting in an adjustment to decrease the stock-based compensation expense by $172,005 for the three and six months ended June 30, 2024.

●	The incorrect recognition of a commitment fee incurred in relation to the ELOC as a deferred expense and an accrued liability as of June 30, 2024. The commitment fee was payable in the form of a convertible note which was issued during July 2024, however, the Company determined that the fee was not earned by the counterparty or payable by the Company until July 2024 and as such should not have been recognized as of June 30, 2024. Additionally, the Company determined that the commitment fee should have been expensed when incurred, as the related ELOC financial instrument is classified as a liability in the Company’s consolidated balance sheets. In correcting this error, the Company recorded an adjustment of $500,000 to decrease prepaids and other current assets and to decrease the ELOC Note balance recorded in current liabilities in the condensed consolidated balance sheets as of June 30, 2024. The correction of this error did not have an impact on the condensed consolidated statements of operations for the three and six months ended June 30, 2024.

●	The incorrect classification of the acquisition of the remaining non-controlling interest of TAD within equity as of the Business Combination date. On June 24, 2024, the Company acquired the remaining interests in TAD. In derecognizing the non-controlling interest upon the acquisition, the Company incorrectly recorded the derecognition to accumulated deficit and not additional paid-in capital. In correcting this error, the Company recorded an adjustment to decrease additional paid-in capital and to decrease the accumulated deficit by $325,279 in the condensed consolidated balance sheet as of June 30, 2024. The correction of this error did not have an impact on the assets and liabilities of the Company as of June 30, 2024, or on the condensed consolidated statements of operations for the three and six months ended June 30, 2024.

●	The incorrect recognition of accrued interest related to certain convertible note obligations that were recorded at fair value in the Company’s financial statements. The Company identified that it was accruing interest on these obligations (included in accounts payable and accrued liabilities) and also including accrued interest in the fair value estimate of the respective convertible note obligations (as part of the remeasurement of each instrument at fair value at each reporting date). In correcting this error, the Company recorded an adjustment to decrease accrued interest and to decrease the accumulated deficit by $7,860 in the condensed consolidated balance sheet as of June 30, 2024. Further, the correction of this error resulted in recording an adjustment to decrease interest expense by $7,860 for the three and six months ended June 30, 2024.
●	The incorrect recognition of grant date fair value for certain options issued as of June 24, 2024. The Company determined that it utilized an incorrect expected term assumption in the valuation of the stock options granted on this date, which upon correction also resulted in an adjustment to other inputs (risk-free rate, volatility) that were related to the expected term assumption. The changes to these fair value measurement inputs results in a change in the grant date fair value of stock options that were fully vested at issuance from $5,034,046 to $5,728,784, and a change to the grant date fair value of stock options subject to future vesting from $1,394,222 to $1,601,190. In correcting this error, the Company recorded an adjustment to decrease additional paid-in capital and decrease the accumulated deficit by $5,668 in the condensed consolidated balance sheet as of June 30, 2024. Further, the correction of this error resulted in recording an adjustment to decrease compensation and related benefits by $5,668 for the three and six months ended June 30, 2024.

●	The incorrect recognition and measurement of accounts receivable balances acquired from iDoc as of the Business Combination date. The Company identified an additional $1,590,596 adjustment that should have been reflected as a reduction in the acquired accounts receivable balance as of the Business Combination date, reflecting amounts that were not expected to be collected as of the acquisition date. The adjustment to the acquired accounts receivable balance results in an increase in the recorded goodwill balance of $1,590,596 as of the acquisition date and June 30, 2024. The correction of this error did not have an impact on the condensed consolidated statements of operations for the three and six months ended June 30, 2024.

●	The incorrect recognition of certain income tax-related balances as of the Business Combination date. The Company identified an aggregate $26,183 increase in federal and state income taxes payable (included in accounts payable and accrued liabilities) and a decrease in deferred tax liability of $392,609 for iDoc as of the Business Combination. The correction of these amounts resulted in a $366,426 decrease in the goodwill balance recognized as of the Business Combination date. Additionally, the Company identified a $78,827 decrease in state income taxes payable of DHAC as of the Business Combination date. As a result, the net liabilities of DHAC assumed by the Company in the reverse merger transaction were overstated by $78,827. In correcting this error, the Company recorded an adjustment of $78,827 to decrease the net liabilities of DHAC assumed as recorded in additional paid-in capital.

●	The incorrect recognition and measurement of income tax-related balances as of and for the period ended June 30, 2024, as a result of the aggregate income tax effect of the restatement adjustments described above. In order to properly recognize the income tax effect, the Company recorded a $495,442 increase in income taxes payable and a $67,378 increase in deferred tax liability as of June 30, 2024, and a $562,820 decrease in the benefit from income tax for the three and six months ended June 30, 2024.

The following tables summarize the effect of the above restatement items on each financial statement line item in the VSee Health condensed consolidated financial statements for the quarter ended June 30, 2024. While not presented below, the Company’s condensed consolidated statement of changes in stockholders’ equity (deficit) has also been restated to reflect the cumulative adjustments to the condensed consolidated balance sheet and condensed consolidated statement of operations as described above:

Consolidated Balance Sheet as of June 30, 2024	As Reported	Adjustment	As Restated
Accounts receivable	$2,513,855	$(1,590,596)	$923,259
Prepaids and other current assets	760,789	(500,000)	260,789
Total current assets	5,166,549	(2,090,596)	3,075,953
Goodwill	59,900,694	1,691,210	61,591,904
Total assets	78,987,750	(399,386)	78,588,364
Accounts payable and accrued liabilities	6,752,985	1,291,896	8,044,881
ELOC Note	500,000	(500,000)	-
Common stock issuance obligation	-	447,930	447,930
Total current liabilities	22,879,867	1,239,826	24,119,693
Deferred tax liability	-	67,378	67,378
Total liabilities	24,177,194	1,307,204	25,484,398
Additional paid-in capital	64,582,130	(906,436)	63,675,694
Accumulated deficit	(9,773,056)	(800,154)	(10,573,210)
Total stockholders’ equity (deficit)	54,810,556	(1,706,590)	53,103,966
Total liabilities and stockholders’ equity (deficit)	$78,987,750	$(399,386)	$78,588,364
Consolidated Statement of Operations for the three months ended June 30, 2024	As Reported	Adjustment	As Restated
Cost of revenues	$486,640	$447,930	$934,570
Gross margin	1,224,926	(447,930)	776,996
Compensation and related benefits	918,411	(5,668)	912,743
General and administrative expenses	509,050	59,419	568,469
Transaction expenses	980,807	(752,500)	228,307
Total operating expenses	2,408,268	(698,749)	1,709,519
Net operating loss	(1,183,342)	250,819	(932,523)
Interest expense	(349,695)	7,860	(341,835)
Total other income (expense), net	(1,419,827)	7,860	(1,411,967)
Loss before income taxes	(2,603,169)	258,679	(2,344,490)
Benefit from income tax	2,241,208	(562,820)	1,678,388
Net loss	(361,961)	(304,141)	(666,102)
Net loss attributable to stockholders	(329,981)	(304,141)	(634,122)
Basic and diluted net loss per share	$(0.06)	$(0.06)	$(0.12)

Consolidated Statement of Operations for the six months ended June 30, 2024	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$352,889	$125,000	$477,889
Total Revenue	3,207,561	125,000	3,332,561
Cost of revenues	872,893	447,930	1,320,823
Gross margin	2,334,668	(322,930)	2,011,738
Compensation and related benefits	1,811,988	(5,668)	1,806,320
General and administrative expenses	660,398	118,838	779,236
Transaction expenses	1,007,145	(752,500)	254,645
Total operating expenses	3,479,531	(639,330)	2,840,201
Net operating loss	(1,144,863)	316,400	(828,463)
Interest expense	(359,005)	7,860	(351,145)
Total other income (expense), net	(1,429,137)	7,860	(1,421,277)
Loss before income taxes	(2,574,000)	324,260	(2,249,740)
Benefit from income tax	2,241,208	(562,820)	1,678,388
Net loss	(332,792)	(238,560)	(571,352)
Net loss attributable to stockholders	(332,792)	(238,560)	(571,352)
Basic and diluted net loss per share	$(0.07)	$(0.04)	$(0.11)

Consolidated Statement of Cash Flows for the six months ended June 30, 2024	As Reported	Adjustment	As Restated
Net loss	$(332,792)	$(238,560)	$(571,352)
Stock-based compensation	31,989	442,262	474,251
Deferred tax asset and liabilities	(2,336,506)	657,102	(1,679,404)
Accounts receivable	216,774	(25,000)	191,774
Accounts payable and accrued expenses	(1,582,393)	(735,804)	(2,318,197)
Deferred revenue	$220,968	$(100,000)	$120,968

Restatement of the Interim Condensed Consolidated Financial Statements of VSee Health, Inc. as of September 30, 2024

During the preparation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, the Company identified certain errors with the recognition and measurement of certain assets and liabilities in the condensed consolidated balance sheet of the Company as of September 30, 2024 and the proper recognition and measurement of certain transactions in the condensed consolidated statements of operations for the three and nine months ended September 30, 2024. The Company determined that the previously issued condensed consolidated interim financial statements of the Company on Form 10-Q for the period ended September 30, 2024 are materially misstated and should no longer be relied upon. The identified errors impacting the Company’s previously issued Form 10-Q for the period ended September 30, 2024 include:

●	The failure to identify and accrue for sales and use taxes in relation to its revenue-generating transactions to taxable customers, as described in the 2023 financial statement restatement matters above. As a result of correcting this error, the Company recorded an accrual of $940,130 in the condensed consolidated balance sheet as of September 30, 2024. Of this amount, $761,873 related to periods prior to the year ended December 31, 2024. The remaining $178,257 has been recorded during the 2024 fiscal year to date. For the three months ended September 30, 2024, the Company recorded a $59,419 adjustment to general and administrative expenses, and for the nine months ended September 30, 2024, the Company recorded a $178,257 adjustment to general and administrative expenses to reflect the effect of the restatement in condensed consolidated statements of operations for the periods then ended.

●	The incorrect cutoff of a revenue transaction with a customer as of December 31, 2023, as described in the 2023 financial statement restatement matters above. Correcting this error did not have an impact on the condensed consolidated balance sheet as of September 30, 2024. As the related contract was completed during March 2024, the Company recognized all deferred revenue from prior periods related to the arrangement in this period. This resulted in an increase of $125,000 in revenue (specific to the technical engineering fees line item) during the nine months ended September 30, 2024.

●	The incorrect recognition of accrued expenses of DHAC as of the Business Combination date (June 24, 2024). The Company identified a total of $654,316 in transaction expenses and professional services expenses which were recognized in the consolidated financial statements of the Company subsequent to the Business Combination date, but related to the period prior to the Business Combination, and therefore should have been accrued by DHAC as of that date. As a result, the net liabilities of DHAC assumed by the Company in the reverse merger transaction as of the Business Combination date were understated by $654,316. In correcting this error, the Company recorded an adjustment of $654,316 to increase the net liabilities of DHAC assumed as recorded in additional paid-in capital in the condensed consolidated balance sheet as of September 30, 2024. As of September 30, 2024, the Company had paid all of the identified amounts and no adjustment to accounts payable and accrued liabilities was necessary. Of the $654,316 in identified accrual items, $201,816 were paid during the quarter ended September 30, 2024. As such, the correction of this error resulted in recording an adjustment to decrease transaction expenses by $190,469 and $642,969 for the three and nine months ended September 30, 2024, respectively, and to decrease general and administrative expenses by $11,347 for the three months ended September 30, 2024.

●	The incorrect recognition of accrued expenses of iDoc as of the Business Combination date (June 24, 2024). The Company identified a total of $300,000 in transaction expenses which were recognized in the consolidated financial statements of the Company subsequent to the Business Combination date, but related to the period prior to the Business Combination, and therefore should have been accrued by iDoc and included in the opening balance sheet of iDoc as of that date. As a result, the net assets of iDoc that were acquired by the Company as of the Business Combination date were understated by $300,000 and the goodwill balance that was recorded in connection with this acquisition was understated by $300,000. During the quarter ended September 30, 2024, the Company determined that a portion of the pre-restatement goodwill balance was impaired and as such recorded an impairment charge to the goodwill balance. As such, correcting this error did not have an impact on the condensed consolidated balance sheet as of September 30, 2024. In correcting this error, the Company recorded an adjustment to increase goodwill impairment expense by $300,000 for the three and nine months ended September 30, 2024, and an adjustment to decrease transaction expenses by $300,000 for the nine months ended September 30, 2024.
●	The incorrect recognition of certain compensation-related obligations of iDoc as of the Business Combination date (June 24, 2024). The Company identified a total of $167,040 in cash compensation which was owed to employees of iDoc as of the Business Combination, and therefore should have been accrued by iDoc and included in the opening balance sheet of iDoc as of that date. As a result, the net assets of iDoc that were acquired by the Company as of the Business Combination date were overstated by $167,040 and the goodwill balance that was recorded in connection with this acquisition was understated by $167,040. In correcting this error, the Company recorded an adjustment of $167,040 to increase the accounts payable and accrued liabilities balance in the condensed consolidated balance sheet as of September 30, 2024. No compensation amounts that should have been accrued were paid during the quarter ended September 30, 2024. During the three and nine months ended September 30, 2024, the additional goodwill amount of $167,040 was included in the goodwill impairment charge recorded by the Company in those periods. In addition, the Company identified an obligation to issue 51,192 shares of common stock to employees of iDoc as of the Business Combination, which the Company agreed to replace, but was not obligated to do so. As such, the Company recognized $619,935 in stock-based compensation expense related to the replacement awards as of June 24, 2024. Further, the Company determined the common stock issuance obligation should be classified as a liability and remeasured based on its fair value at each reporting date. At September 30, 2024, the common stock issuance obligation was remeasured to $76,276, resulting in an adjustment to decrease the stock-based compensation expense by $371,654 and $543,659 for the three and nine months ended September 30, 2024.

●	The incorrect recognition of a commitment fee incurred in relation to the ELOC as a deferred expense and an accrued liability as of June 30, 2024. The commitment fee was payable in the form of a convertible note which was issued during July 2024, however, the Company determined that the fee was not earned by the counterparty or payable by the Company until July 2024 and as such should not have been recognized as of June 30, 2024. Additionally, the Company determined that the commitment fee should have been expensed when incurred, as the related ELOC financial instrument is classified as a liability in the Company’s consolidated balance sheets. In correcting this error, the Company recorded an adjustment of $500,000 to decrease prepaids and other current assets in the condensed consolidated balance sheets as of June 30, 2024. Further, the Company recorded an adjustment to increase loss on issuance of financial statements included in other income (expense) in the condensed consolidated statements of operations by $595,000 for the three and nine months ended September 30, 2024. Additionally, the $595,000 loss on issuance of financial statements amount includes the reclassification of $95,000 in loss on extinguishment that had originally been recorded by the Company during the three and nine months ended September 30, 2024, which previously related to the extinguishment of the ELOC Note balance at June 30, 2024, which was reversed upon restatement as described above.

●	The incorrect classification of the acquisition of the remaining non-controlling interest of TAD within equity as of the Business Combination date. On June 24, 2024, the Company acquired the remaining interests in TAD. In derecognizing the non-controlling interest upon the acquisition, the Company incorrectly recorded the derecognition to accumulated deficit and not additional paid-in capital. In correcting this error, the Company recorded an adjustment to decrease additional paid-in capital and to decrease the accumulated deficit by $325,279 in the condensed consolidated balance sheet as of September 30, 2024. The correction of this error did not have an impact on the assets and liabilities of the Company as of September 30, 2024, or on the condensed consolidated statements of operations for the three and nine months ended September 30, 2024.

●	The incorrect recognition of accrued interest related to certain convertible note obligations that were recorded at fair value in the Company’s financial statements. The Company identified that it was accruing interest on these obligations (included in accounts payable and accrued liabilities) and also including accrued interest in the fair value estimate of the respective convertible note obligations (as part of the remeasurement of each instrument at fair value at each reporting date). In correcting this error, the Company recorded an adjustment to decrease accrued interest and to decrease the accumulated deficit by $124,557 in the condensed consolidated balance sheet as of September 30, 2024. Further, the correction of this error resulted in recording an adjustment to decrease interest expense by $116,697 and $124,557 for the three and nine months ended September 30, 2024, respectively.

●	The incorrect recognition of grant date fair value for certain options issued as of June 24, 2024. The Company determined that it utilized an incorrect expected term assumption in the valuation of the stock options granted on this date, which upon correction also resulted in an adjustment to other inputs (risk-free rate, volatility) that were related to the expected term assumption. The changes to these fair value measurement inputs results in a change in the grant date fair value of stock options that were fully vested at issuance from $5,034,046 to $5,728,784, and a change to the grant date fair value of stock options subject to future vesting from $1,394,222 to $1,601,190. In correcting this error, the Company recorded an adjustment to increase additional paid-in capital and increase the accumulated deficit by $46,074 in the condensed consolidated balance sheet as of September 30, 2024. Further, the correction of this error resulted in recording an adjustment to increase compensation and related benefits by $51,742 for the three months ended September 30, 2024 and increase compensation and related benefits by $46,074 for the nine months ended September 30, 2024, respectively.
●	The incorrect recognition and measurement of accounts receivable balances acquired from iDoc as of the Business Combination date. The Company identified an additional $1,590,596 adjustment that should have been reflected as a reduction in the acquired accounts receivable balance as of the Business Combination date, reflecting amounts that were not expected to be collected as of the acquisition date and September 30, 2024. In correcting this error, the Company also recorded an adjustment to increase goodwill impairment expense by $1,590,596 for the three and nine months ended September 30, 2024, in order to impair the additional goodwill recognized due to the restatement adjustment.

●	The incorrect recognition of certain income tax-related balances as of the Business Combination date. The Company identified an aggregate $26,183 increase in federal and state income taxes payable (included in accounts payable and accrued liabilities) and a decrease in deferred tax liability of $392,609 for iDoc as of the Business Combination. The correction of these amounts resulted in a $366,426 decrease in the goodwill balance recognized as of the Business Combination date. Additionally, the Company identified a $78,827 decrease in state income taxes payable of DHAC as of the Business Combination date. As a result, the net liabilities of DHAC assumed by the Company in the reverse merger transaction were overstated by $78,827. In correcting this error, the Company recorded an adjustment of $78,827 to decrease the net liabilities of DHAC assumed as recorded in additional paid-in capital. In correcting this error, the Company also recorded an adjustment to decrease goodwill impairment expense by $366,426 for the three and nine months ended September 30, 2024, in order to agree the goodwill balance as of September 30, 2024 to the goodwill amount determined by the Company’s goodwill impairment analysis performed as of September 30, 2024.

●	The incorrect recognition and measurement of income tax-related balances as of and for the period ended September 30, 2024, as a result of the aggregate income tax effect of the restatement adjustments described above. In order to properly recognize the income tax effect, the Company recorded a $639,732 decrease in prepaid income taxes, a $414,542 increase in income taxes payable and a $67,378 increase in deferred tax liability as of September 30, 2024. Additionally, the Company recorded a $558,832 and $1,121,652 decrease in the benefit from income tax for the three and nine months ended September 30, 2024, respectively.

The following tables summarize the effect of the above restatement items on each financial statement line item in the VSee Health condensed consolidated financial statements for the quarter ended September 30, 2024. While not presented below, the Company’s condensed consolidated statement of changes in stockholders’ equity (deficit) has also been restated to reflect the cumulative adjustments to the condensed consolidated balance sheet and condensed consolidated statement of operations as described above:

Consolidated Balance Sheet as of September 30, 2024	As Reported	Adjustment	As Restated
Accounts receivable	$2,613,327	$(1,590,596)	$1,022,731
Prepaids and other current assets	1,606,469	(1,139,732)	466,737
Total current assets	7,107,513	(2,730,328)	4,377,185
Total assets	25,029,730	(2,730,328)	22,299,402
Accounts payable and accrued liabilities	8,270,393	1,005,938	9,276,331
Common stock issuance obligation	-	76,276	76,276
Income taxes payable	63,855	(54,036)	9,819
Total current liabilities	19,206,202	1,028,178	20,234,380
Deferred tax liability	-	67,378	67,378
Total liabilities	20,270,718	1,095,556	21,366,274
Additional paid-in capital	66,282,056	(854,694)	65,427,362
Accumulated deficit	(61,524,581)	(2,971,190)	(64,495,771)
Total stockholders’ equity (deficit)	4,759,012	(3,825,884)	933,128
Total liabilities and stockholders’ equity (deficit)	$25,029,730	$(2,730,328)	$22,299,402
Consolidated Statement of Operations for the three months ended September 30, 2024	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$806,456	$-	$806,456
Total Revenue	3,354,437	-	3,354,437
Cost of revenues	941,388	(371,654)	569,734
Gross margin	2,413,049	371,654	2,784,703
Compensation and related benefits	1,678,627	51,742	1,730,369
General and administrative expenses	2,170,217	48,072	2,218,289
Goodwill impairment charges	54,984,000	1,691,210	56,675,210
Transaction expenses	646,303	(190,469)	455,834
Total operating expenses	59,479,147	1,600,555	61,079,702
Net operating loss	(57,066,098)	(1,228,901)	(58,294,999)
Interest expense	(232,082)	116,697	(115,385)
Loss on extinguishment	(740,979)	95,000	(645,979)
Loss on issuance of financial instruments	-	(595,000)	(595,000)
Total other income (expense)	4,764,543	(383,303)	4,381,240
Loss before income taxes	(52,301,555)	(1,612,204)	(53,913,759)
Benefit (provision) from income tax	550,030	(558,832)	(8,802)
Net loss	(51,751,525)	(2,171,036)	(53,922,561)
Net loss attributable to stockholders	(51,751,525)	(2,171,036)	(53,922,561)
Basic and diluted net loss per share	$(3.43)	$(0.15)	$(3.58)

Consolidated Statement of Operations for the nine months ended September 30, 2024	As Reported	Adjustment	As Restated
Revenues, technical engineering fees	$1,159,345	$125,000	$1,284,345
Total Revenue	6,561,998	125,000	6,686,998
Cost of revenues	1,814,281	76,276	1,890,557
Gross margin	4,747,717	48,724	4,796,441
Compensation and related benefits	3,490,615	46,074	3,536,689
General and administrative expenses	2,830,615	166,910	2,997,525
Goodwill impairment charges	54,984,000	1,691,210	56,675,210
Transaction expenses	1,653,448	(942,969)	710,479
Total operating expenses	62,958,678	961,225	63,919,903
Net operating loss	(58,210,961)	(912,501)	(59,123,462)
Interest expense	(591,087)	124,557	(466,530)
Loss on extinguishment	(740,979)	95,000	(645,979)
Loss on issuance of financial instruments	(1,618,234)	(595,000)	(2,213,234)
Total other income (expense)	3,335,406	(375,443)	2,959,963
Loss before income taxes	(54,875,555)	(1,287,944)	(56,163,499)
Benefit from income tax	2,791,238	(1,121,652)	1,669,586
Net loss	(52,084,317)	(2,409,596)	(54,493,913)
Net loss attributable to stockholders	(52,084,317)	(2,409,596)	(54,493,913)
Basic and diluted net loss per share	$(6.24)	$(0.29)	$(6.53)
Consolidated Statement of Cash Flows for the nine months ended September 30, 2024	As Reported	Adjustment	As Restated
Net income (loss)	$(52,084,317)	$(2,409,596)	$(54,493,913)
Goodwill impairment charges	54,984,000	1,691,210	56,675,210
Loss on extinguishment	740,979	(95,000)	645,979
Loss on issuance of financial instruments	1,618,234	595,000	2,213,234
Stock-based compensation	381,084	122,350	503,434
Deferred tax asset and liabilities	(2,336,506)	657,102	(1,679,404)
Accounts receivable	(203,904)	(25,000)	(228,904)
Prepaids and other current assets	(861,888)	639,732	(222,156)
Accounts payable and accrued expenses	(161,975)	(1,021,762)	(1,183,737)
Deferred revenue	(119,413)	(100,000)	(219,413)
Income tax payable	$63,855	$(54,036)	$9,819